Cover	Aug. 26, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 26, 2024
Entity File Number	001-41719
Entity Registrant Name	60 DEGREES PHARMACEUTICALS, INC.
Entity Central Index Key	0001946563
Entity Tax Identification Number	45-2406880
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1025 Conecticut Avenue NW
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20036
City Area Code	(202)
Local Phone Number	327-5422
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SXTP
Security Exchange Name	NASDAQ
Warrants, each warrant to purchase one share of Common Stock
Title of 12(b) Security	Warrants, each warrant to purchase one share of Common Stock
Trading Symbol	SXTPW
Security Exchange Name	NASDAQ